PROPERTY AND EQUIPMENT, NET	6 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consist of the following:

	As of September 30, 2020	As of March 31, 2021
Cost:
Buildings	40,167	40,167
Leasehold improvements	316,665	270,914
Furniture, fixtures and equipment used in apartments	122,171	101,267
Vehicle	3,043	3,043
Office furniture, fixtures and equipment	20,504	20,454
Less: Accumulated depreciation	(217,582)	(206,542)
Construction in progress	73,054	69,489

Property and equipment, net	358,022	298,792

In December 2019, the Company acquired from a third party certain rental assets with fair value of RMB 22,540. The consideration was 7,662,060 shares of the Company’s Class A ordinary shares. As of March 31, 2021, the share consideration was not paid and was in the account of “additional paid-in
capital”.
Depreciation expenses were RMB106,754 and RMB18,603 for the six months ended March 31, 2020 and 2021, respectively. Impairment expenses were RMB 313,355 and RMB 16,005 for the six months ended March 31, 2020 and 2021, respectively.